Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies
11.	COMMITMENTS AND CONTINGENCIES

Funding Agreement

In March 2010, we entered into a funding agreement with the Oklahoma City Economic Development Trust (the “Trust”) and the city of Oklahoma City. The Trust provided $2.0 million as an up-front job creation payment for the construction of certain public infrastructure improvements related to our new principal executive offices in northwest Oklahoma City. In exchange for the funding, we agreed to create at least 492 jobs over a five year period, with an average first year salary in excess of $37 thousand and make a minimum capital investment in the project of at least $15.0 million. We further agreed that we would be responsible for repayment of any amount that was not offset by earned job creation payments. As of September 30, 2014 and December 31, 2013, we had earned $1.9 million and $1.5 million of job creation payments, respectively. We believe that we will fulfill the obligations under this agreement within the time frame specified.

Legal Proceedings

In July 2013, Dr. Lakshmi Arunachalam filed a complaint against Paycom Payroll, LLC (“Paycom”) in the U.S. District Court for the District of Delaware alleging that Paycom infringes on U.S. Patent No. 8,244,833 assigned to her. Paycom denied all claims made against it by Dr. Arunachalam in her complaint, asserted various defenses and counterclaims for non-infringement and challenged the validity and enforceability of U.S. Patent No. 8,244,833. The initial lawsuit was dismissed and a complaint was filed by Pi-Net International, Inc. on April 18, 2014, along with the claims of infringement of two additional patents, U.S. Patent No. 5,987,500 and U.S. Patent No. 8,108,492. On July 1, 2014, Paycom, Webexchange, Inc., Dr. Arunachalam, and Pi-Net International, Inc. entered into a confidential settlement agreement. As part of this settlement agreement, Pi-Net International, Inc. and Paycom entered a stipulation of dismissal with prejudice on July 1, 2014.

On September 23, 2014, we filed a complaint against National Financial Partners Corp. in the United States District Court for the Western District of Oklahoma (Civil Action No. 5:14-cv-01029-R) seeking a declaratory judgment that we have not engaged in any trademark infringement or unfair competition in connection with the use of our logo. On September 23, 2014, National Financial Partners Corp. filed a complaint against Software in the United States District Court for the Northern District of Illinois (Civil Action No. 1:14-cv-07424). The complaint alleges trademark infringement, unfair competition, deceptive trade practices, consumer fraud and deceptive business practices related to the adoption and use of our logo and seeks preliminary and permanent injunctions prohibiting us from continued infringement as well as money damages, including an accounting for sales and profits, attorneys’ fees and disgorgement of profits. On October 16, 2014, National Financial Partners Corp. filed a motion to dismiss the action pending in the Western District of Oklahoma. On October 20, 2014, we filed a motion to transfer the action from the Northern District of Illinois to the Western District of Oklahoma, and a memorandum in support of the motion to transfer, in the Northern District of Illinois. On December 12, 2014, the United States District Court for the Western District of Oklahoma granted National Financial Partners Corp.’s motion to dismiss. We intend to vigorously defend this litigation. National Financial Partners Corp. has moved for an order preliminarily enjoining us from using our logo. We intend to oppose that motion. In the event that a court ultimately determines that we have infringed any of the asserted trademarks or grants National Financial Partners Corp.’s motion for a preliminary injunction, we may be subject to damages, which may include treble damages, and/or be enjoined from using our current logo while the parties are litigating the merits of their claims or be required to modify our logo and/or undergo a rebranding of our solution and applications. We cannot predict with any degree of certainty the outcome of the litigation or determine the extent of any potential liability or damages.

We are involved in various other legal proceedings in the ordinary course of business. Although we cannot predict the outcome of these proceedings, legal matters are subject to inherent uncertainties and there exists the possibility that the ultimate resolution of these matters could have a material adverse effect on our business, financial condition, results of operations or cash flows.

Operating Leases

We lease office space under several noncancellable operating leases with contractual terms expiring from 2014 to 2019. Minimum rent expense is recognized over the lease term. The lease term is defined as the fixed noncancellable term of the lease plus all periods, if any, for which failure to renew the lease imposes a penalty on us in an amount that a renewal appears, at the inception of the lease, to be reasonably assured. When a lease contains a predetermined fixed escalation of the minimum rent, we recognize the related rent expense on a straight-line basis and record the difference between the recognized rent expense and the amount payable under the lease as a liability.

Future annual minimum lease payments under noncancellable operating leases with initial or remaining terms of one year or more at September 30, 2014 were as follows:

Year Ending December 31,	Operating
2014	$927
2015	3,811
2016	3,542
2017	3,181
2018	2,622
Thereafter	1,772

Total minimum lease payments	$15,855

11.	COMMITMENTS AND CONTINGENCIES

Funding Agreement

In March 2010, we entered into a funding agreement with the Oklahoma City Economic Development Trust (the “Trust”) and the city of Oklahoma City. The Trust provided $2.0 million as an up-front job creation payment for the construction of certain public infrastructure improvements related to our new principal executive offices in northwest Oklahoma City. In exchange for the funding, we agreed to create at least 492 jobs over a five year period, with an average first year salary in excess of $37 thousand and make a minimum capital investment in the project of at least $15 million. We further agreed that we would be responsible for repayment of any amount that was not offset by earned job creation payments. As of December 31, 2013 and 2012, we had earned $1.5 million and $0.9 million of job creation payments, respectively. We believe that we will fulfill the obligations under this agreement within the time frame specified.

Legal Proceedings

In July 2013, Dr. Lakshmi Arunachalam filed a complaint against Paycom Payroll, LLC (“Paycom”) in the U.S. District Court for the District of Delaware alleging that Paycom infringes on U.S. Patent No. 8,244,833 assigned to her. Paycom denied all claims made against it by Dr. Arunachalam in her complaint, asserted various defenses and counterclaims for non-infringement and challenged the validity and enforceability of U.S. Patent No. 8,244,833. The initial lawsuit was dismissed and a complaint was filed by Pi-Net International, Inc. on April 18, 2014, along with the claims of infringement of two additional patents, U.S. Patent No. 5,987,500 and U.S. Patent No. 8,108,492. On July 1, 2014, Paycom, Webexchange, Inc., Dr. Arunachalam, and Pi-Net International, Inc. entered into a confidential settlement agreement. As part of this settlement agreement, Pi-Net International, Inc. and Paycom entered a stipulation of dismissal with prejudice on July 1, 2014.

On September 23, 2014, we filed a complaint against National Financial Partners Corp. in the United States District Court for the Western District of Oklahoma (Civil Action No. 5:14-cv-01029-R) seeking a declaratory judgment that we have not engaged in any trademark infringement or unfair competition in connection with the use of our logo. On September 23, 2014, National Financial Partners Corp. filed a complaint against Software in the United States District Court for the Northern District of Illinois (Civil Action No. 1:14-cv-07424). The complaint alleges trademark infringement, unfair competition, deceptive trade practices, consumer fraud and deceptive business practices related to the adoption and use of our logo and seeks preliminary and permanent injunctions prohibiting us from continued infringement as well as money damages, including an accounting for sales and profits, attorneys’ fees and disgorgement of profits. On October 16, 2014, National Financial Partners Corp. filed a motion to dismiss the action pending in the Western District of Oklahoma. On October 20, 2014, we filed a motion to transfer the action from the Northern District of Illinois to the Western District of Oklahoma, and a memorandum in support of the motion to transfer, in the Northern District of Illinois. On December 12, 2014, the United States District Court for the Western District of Oklahoma granted National Financial Partners Corp.’s motion to dismiss. We intend to vigorously defend this litigation. National Financial Partners Corp. has moved for an order preliminarily enjoining us from using our logo. We intend to oppose that motion. In the event that a court ultimately determines that we have infringed any of the asserted trademarks or grants National Financial Partners Corp.’s motion for a preliminary injunction, we may be subject to damages, which may include treble damages, be enjoined from using our current logo while the parties are litigating the merits of the claims or be required to modify our logo and/or undergo a rebranding of our solution and applications. We cannot predict with any degree of certainty the outcome of the litigation or determine the extent of any potential liability or damages.

We are involved in various other legal proceedings in the ordinary course of business. Although we cannot predict the outcome of these proceedings, legal matters are subject to inherent uncertainties and there exists the possibility that the ultimate resolution of these matters could have a material adverse effect on our business, financial condition, results of operations or cash flows.

Operating Leases

We lease office space under several noncancellable operating leases with contractual terms expiring from 2014 to 2019. Minimum rent expenses are recognized over the lease term. The lease term is defined as the fixed noncancellable term of the lease plus all periods, if any, for which failure to renew the lease imposes a penalty on us in an amount that a renewal appears, at the inception of the lease, to be reasonably assured. When a lease contains a predetermined fixed escalation of the minimum rent, we recognize the related rent expense on a straight-line basis and record the difference between the recognized rent expense and the amount payable under the lease as a liability.

Future annual minimum lease payments under noncancellable operating leases with initial or remaining terms of one year or more as of December 31, 2013 were as follows (dollars in thousands):

Year Ending December 31,	Operating
2014	$2,222
2015	2,092
2016	1,767
2017	1,465
2018	705
Thereafter	53

Total minimum lease payments	$8,304

Rent expense under operating leases for the years ended December 31, 2013, 2012 and 2011 was $2.0 million, $1.5 million and $1.6 million, respectively.